Significant Accounting Policies (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Significant Accounting Policies Abstract
Cash, cash equivalents	$ 93,700	¥ 655,100	¥ 441,858	¥ 494,965